091-09155fn

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

10047788

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Invesco PowerShares Capital Mgmt LLC

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
PBE: Dynamic Biotechnology & Genome Intellidex Index; PBJ: Dynamic Food & Beverage Intellidex Index; PBS: Dynamic Media Intellidex Index; PBW: WilderHill Clean Energy Intellidex Index; PDP: Dorsey Wright Technical Leaders Index; PEJ: Dynamic Leisure and Entertainment Intellidex Index; PEZ: Dynamic Consumer Discretionary Sector Intellidex Index; PFI: Dynamic Financial Sector Intellidex Index; PHO: Palisades Water Index; PIC: Dynamic Insurance Intellidex Index; PJB: Dynamic Banking Intellidex Index; PJP: Dynamic Pharmaceuticals Intellidex Index; PKB: Dynamic Building & Construction Intellidex Index; PMR: Dynamic Retail Intellidex Index; PPA: SPADE Defense Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
PBE, PBJ, PBS, PBW, PDP, PEJ, PEZ, PFI, PHO, PIC, PJB, PJP, PKB, PMR, PPA

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

PBE: AMEX, ARCA, NASDAQ, NYSE; PBJ: AMEX, ARCA, NASDAQ, NYSE; PBS: AMEX, ARCA, NASDAQ, NYSE; PBW: AMEX, ARCA, NASDAQ, NYSE; PDP: AMEX, ARCA, NASDAQ, NYSE; PEJ: AMEX, ARCA, NASDAQ, NYSE; PEZ: AMEX, ARCA, NASDAQ, NYSE; PFI: AMEX, ARCA, NASDAQ, NYSE; PHO: AMEX, ARCA, NASDAQ, NYSE; PIC: AMEX, ARCA, NASDAQ, NYSE; PJB: AMEX, ARCA, NASDAQ, NYSE; PJP: AMEX, ARCA, NASDAQ, NYSE; PKB: AMEX, ARCA, NASDAQ, NYSE; PMR: AMEX, ARCA, NASDAQ, NYSE; PPA: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**20-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010